Subsequent events	12 Months Ended
Dec. 31, 2023
Subsequent events
Subsequent events

Note 32. Subsequent events

On January 24, 2024, the Company announced additional strategic actions as part of its previously announced initiatives on November 1, 2023 to streamline its organizational structure to enhance focus on clients and partners, drive global innovation and product development, and propel long-term growth, profitability, and shareholder value. The additional one-time termination benefits incurred are expected to be approximately €1.1 million.

On March 18, 2024, the Board of Directors approved a $200 million share buyback program. The Company anticipates commencing purchases under the program during 2024.